Payments, by Government - 12 months ended Dec. 31, 2023 - USD ($)	Taxes	Royalties	Fees	Comm. Social Resp.	Total Payments
Total	$ 1,664,544	$ 71,569	$ 5,737	$ 13,577	$ 1,755,427
Canada (CA) | Government of Quebec, Ministry of Natural Resources and Forests
Total			3,121		3,121
Spain (ES) | Deputacion da Coruna, Ministry of Public Finance
Total	18,383		1,807		20,190
Spain (ES) | Concello de Vicedo, Ministry of Public Finance
Total	29,549		$ 809		30,358
South Africa (ZA) | Government Of South Africa, South Africa Receiver of Revenue And Black Economic Empowerment Trust
Total	$ 1,616,612	$ 71,569		$ 13,577	$ 1,701,758